UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2017 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 23.9%
B&M European Value Retail (a)	7,555	$28,625
DineEquity	638	43,754
Discovery Communications - Class A *	484	13,412
Discovery Communications - Class C *	430	12,190
Dollar General	618	45,621
Dunkin' Brands Group	1,252	64,941
eBay *	3,540	112,678
L Brands	988	59,487
Liberty Global - Series A *	416	15,176
Liberty Global - Series C *	1,430	50,236
Liberty Interactive QVC Group - Class A *	3,575	68,568
Liberty TripAdvisor Holdings - Series A *	5,337	95,799
Nielsen Holdings	822	33,628
Pandora Media *	7,581	98,553
Quotient Technology *	873	9,297
Sally Beauty Holdings *	2,832	67,402
Shutterstock *	801	43,094
Start Today (a)	863	16,255
TripAdvisor *	1,143	60,465
Zalando * (a)	53	2,096
		941,277
Consumer Staples - 0.5%
Walgreens Boots Alliance	227	18,601
Energy - 1.5%
Core Laboratories	19	2,220
EOG Resources	33	3,352
Kinder Morgan	2,439	54,487
		60,059
Financial Services - 20.0%
Affiliated Managers Group *	284	43,270
American Express	308	23,525
Charles Schwab	583	24,043
Crown Castle International - REIT	702	61,656
Equinix - REIT	67	25,794
Equity Commonwealth - REIT *	1,652	50,948
Intercontinental Exchange	798	46,571
LendingClub *	9,607	59,275
LendingTree *	347	38,829
Mastercard - Class A	657	69,859
Outfront Media - REIT	2,597	71,236
PayPal Holdings *	4,478	178,135
Visa - Class A	879	72,702
WisdomTree Investments	2,208	22,743
		788,586
Health Care - 18.3%
ABIOMED *	197	20,955
Allergan *	666	145,780
athenahealth *	306	38,553
Biogen *	547	151,650
Bioverativ *	126	5,670
Celgene *	1,645	191,067
DENTSPLY SIRONA	990	56,133
Illumina *	159	25,456
Quintiles Transnational Holdings *	761	59,731
UnitedHealth Group	159	25,774
		720,769
Producer Durables - 2.8%
CSX	33	1,531
Expeditors International of Washington	428	22,290
Experian (a)	275	5,311
Norfolk Southern	199	23,374
Zebra Technologies - Class A *	695	58,151
		110,657

Technology - 28.2% #
Alphabet - Class A *	126	103,344
Alphabet - Class C *	122	97,208
Auto Trader Group (a)	395	1,995
Baidu - ADR *	85	14,881
Electronic Arts *	912	76,088
Ellie Mae *	113	9,350
Facebook - Class A *	620	80,798
IHS Markit *	572	22,565
Intuit	198	23,479
Logitech International (a)	1,619	46,368
MercadoLibre	56	10,382
Microsoft	3,651	236,037
NIC	260	6,266
NXP Semiconductors *	208	20,353
Paycom Software *	441	20,392
QUALCOMM	779	41,622
Scout24 * (a)	1,659	59,163
Symantec	4,872	134,224
Tencent Holdings (a)	850	22,224
VeriFone Systems *	2,326	42,264
Yelp *	989	41,320
		1,110,323
Utilities - 1.5%
j2 Global	737	61,768
TOTAL COMMON STOCKS
(Cost $3,719,077)		3,812,040

SHORT-TERM INVESTMENTS - 3.2%
Fidelity Institutional Government Portfolio, Class I, 0.43% ^	63,319	63,319
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 0.41% ^	63,320	63,320
TOTAL SHORT-TERM INVESTMENTS
(Cost $126,639)		126,639

Total Investments - 99.9%
(Cost $3,845,716)		3,938,679
Other Assets and Liabilities, Net - 0.1%		2,754
Total Net Assets - 100.0%		$3,941,433

#
As of January 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,630,003	182,037	-	$3,812,040
Short-Term Investments	126,639	-	-	126,639
Total Investments	$3,756,642	182,037	-	$3,938,679

Transfers between Levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund transferred six securities with a total value of $151,417 due to a change in pricing inputs used. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2017 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.7%
Brazil - 2.0%
MercadoLibre	703	$130,329
China/Hong Kong - 5.8%
Baidu - ADR *	1,118	195,728
Tencent Holdings	7,089	185,345
		381,073
Germany - 4.0%
Scout24 *	4,812	171,606
Zalando *	2,269	89,737
		261,343
Japan - 4.0%
MonotaRO	3,374	88,554
Start Today	9,230	173,852
		262,406
Mexico - 0.0%
Grupo Televisa - ADR	150	3,360
Netherlands - 6.5%
ASML Holding	1,213	147,288
Core Laboratories	591	69,047
NXP Semiconductors *	2,198	215,074
		431,409
Spain - 5.3%
Amadeus IT Group	4,403	203,688
Grifols	6,743	144,760
		348,448
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing - ADR	5,418	167,470
United Kingdom - 14.9%
Auto Trader Group	23,042	116,377
Experian	10,588	204,479
IHS Markit *	4,132	163,007
InterContinental Hotels Group	3,301	153,288
Intertek Group	4,130	176,792
Liberty Global - Series C *	4,718	165,743
		979,686
United States - 51.7%
Allergan *	588	128,707
Alphabet - Class A *	168	137,792
Alphabet - Class C *	171	136,251
Biogen *	498	138,066
Celgene *	2,085	242,173
eBay *	6,681	212,656
Electronic Arts *	2,246	187,384
Facebook - Class A *	1,198	156,123
Intercontinental Exchange	3,505	204,552
Intuit	1,278	151,545
Mastercard - Class A	2,038	216,700
Microsoft	3,375	218,194
Nielsen Holdings	2,644	108,166
PayPal Holdings *	6,554	260,718
QUALCOMM	2,512	134,216
Symantec	5,219	143,784
TripAdvisor *	3,495	184,886
VeriFone Systems *	5,683	103,260
Visa - Class A	2,583	213,640
Walgreens Boots Alliance	1,537	125,942
		3,404,755
TOTAL COMMON STOCKS
(Cost $6,202,093)		6,370,279

SHORT-TERM INVESTMENTS - 3.3%
Fidelity Institutional Government Portfolio, Class I, 0.43% ^	109,801	109,801
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 0.41% ^	109,801	109,801
TOTAL SHORT-TERM INVESTMENTS
(Cost $219,602)		219,602

Total Investments - 100.0%
(Cost $6,421,695)	6,589,881
Other Assets and Liabilities, Net - 0.0%	203
Total Net Assets - 100.0%	$6,590,084

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
ADR - American Depositary Receipt

At January 31, 2017, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Technology#	46.5%
Consumer Discretionary	17.9%
Financial Services	13.6%
Health Care	9.9%
Producer Durables	5.8%
Consumer Staples	1.9%
Energy	1.1%
Short-Term Investments	3.3%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

#
As of January 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,514,513	1,855,766	-	$6,370,279
Short-Term Investments	219,602	-	-	219,602
Total Investments	$4,734,116	1,855,765	-	$6,589,881

Transfers between Levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund transferred eleven securities with a total value of $1,708,478 due to a change in pricing inputs used. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2017 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 112.0%
Consumer Discretionary - 22.7%
Dollar General	37,275	$2,751,640
eBay *	242,509	7,719,061
L Brands	65,834	3,963,865
Liberty Global - Series A *	36,837	1,343,814
Liberty Global - Series C *	125,591	4,412,012
Liberty Interactive QVC Group - Class A *	355,730	6,822,901
Nielsen Holdings	84,127	3,441,636
TripAdvisor *	94,822	5,016,084
		35,471,013
Consumer Staples - 2.0%
Walgreens Boots Alliance	38,140	3,125,192
Financial Services - 32.5% #
Charles Schwab	82,731	3,411,826
Crown Castle International - REIT	90,079	7,911,639
Equinix - REIT	11,457	4,410,716
Intercontinental Exchange	116,170	6,779,681
Mastercard - Class A	78,208	8,315,857
PayPal Holdings *	239,966	9,545,848
Visa - Class A	126,997	10,503,922
		50,879,489
Health Care - 21.8%
Allergan *	34,403	7,530,473
Biogen *	24,206	6,710,871
Celgene *	85,885	9,975,543
DENTSPLY SIRONA	79,825	4,526,077
Quintiles Transnational Holdings *	68,989	5,414,947
		34,157,911
Technology - 33.0% #
Alphabet - Class A *	8,448	6,928,965
Alphabet - Class C *	6,704	5,341,680
Electronic Arts *	85,307	7,117,163
Facebook - Class A *	58,266	7,593,225
Intuit	31,521	3,737,760
Microsoft	172,410	11,146,307
QUALCOMM	81,886	4,375,169
Symantec	198,882	5,479,199
		51,719,468
TOTAL COMMON STOCKS
(Cost $154,494,291)		175,353,073

SHORT-TERM INVESTMENTS - 2.7%
Fidelity Institutional Government Portfolio, Class I, 0.43% ^	2,121,915	2,121,915
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 0.41% ^	2,121,916	2,121,916
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,243,831)		4,243,831

Total Investments - 114.7%
(Cost $158,738,122)		179,596,904
Other Assets and Liabilities, Net - (14.7)%		(23,065,970)
Total Net Assets - 100.0%		$156,530,934

#
As of January 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$175,353,073	-	-	$175,353,073
Short-Term Investments	4,243,831	-	-	4,243,831
Total Investments	$179,596,904	-	-	$179,596,904

Transfers between Levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2017 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 94.1%
Consumer Discretionary - 20.0%
eBay *	135,963	$4,327,702
L Brands	42,242	2,543,391
Liberty Interactive QVC Group - Class A *	178,244	3,418,720
Sally Beauty Holdings *	88,714	2,111,393
TripAdvisor *	70,907	3,750,981
		16,152,187
Financial Services - 27.8% #
Crown Castle International - REIT	46,226	4,060,030
Equity Commonwealth - REIT *	135,513	4,179,221
Intercontinental Exchange	84,410	4,926,168
PayPal Holdings *	106,026	4,217,714
Visa - Class A	61,869	5,117,185
		22,500,318
Health Care - 14.3%
Allergan *	16,901	3,699,460
Biogen *	11,232	3,113,959
Celgene *	40,466	4,700,126
		11,513,545
Technology - 32.0% #
Alphabet - Class A *	3,812	3,126,564
Alphabet - Class C *	3,821	3,044,535
Electronic Arts *	64,237	5,359,293
Microsoft	106,244	6,868,674
QUALCOMM	62,051	3,315,385
Symantec	149,471	4,117,926
		25,832,377
TOTAL COMMON STOCKS
(Cost $56,331,243)		75,998,427

SHORT-TERM INVESTMENTS - 4.8%
Fidelity Institutional Government Portfolio, Class I, 0.43% ^	1,940,627	1,940,627
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 0.41% ^	1,940,627	1,940,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,881,254)		3,881,254

Total Investments - 98.9%
(Cost $60,212,497)		79,879,681
Other Assets and Liabilities, Net - 1.1%		914,922
Total Net Assets - 100.0%		$80,794,603

#
As of January 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$75,998,427	-	-	$75,998,427
Short-Term Investments	3,881,254	-	-	3,881,254
Total Investments	$79,879,681	-	-	$79,879,681

Transfers between Levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2017 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 92.3%
Consumer Discretionary - 21.5%
DineEquity	116,362	$7,980,106
Dunkin' Brands Group	194,417	10,084,410
Liberty TripAdvisor Holdings - Series A *	534,177	9,588,477
Pandora Media *	576,118	7,489,534
Quotient Technology *	192,955	2,054,971
Sally Beauty Holdings *	333,610	7,939,918
Shutterstock *	100,335	5,398,023
		50,535,439
Energy - 2.7%
Core Laboratories	55,343	6,465,723
Financial Services - 21.5%
Affiliated Managers Group *	44,435	6,770,117
Equity Commonwealth - REIT *	431,193	13,297,992
LendingClub *	676,566	4,174,412
LendingTree *	57,841	6,472,408
MSCI	86,494	7,157,379
Outfront Media - REIT	354,704	9,729,531
WisdomTree Investments	302,681	3,117,614
		50,719,453
Health Care - 9.7%
ABIOMED *	65,484	6,965,533
athenahealth *	34,809	4,385,586
Bio-Techne	103,307	10,511,487
Bioverativ *	20,056	902,520
		22,765,126
Producer Durables - 10.9%
Expeditors International of Washington	116,083	6,045,603
Graco	100,165	8,973,782
Zebra Technologies - Class A *	127,351	10,655,458
		25,674,843
Technology - 20.8%
Arista Networks *	31,883	2,997,002
Blackbaud	172,546	11,320,743
Ellie Mae *	27,220	2,252,183
Logitech International (a)	397,462	11,383,271
NIC	152,399	3,672,816
Paycom Software *	107,279	4,960,581
VeriFone Systems *	347,373	6,311,767
Yelp *	147,511	6,163,010
		49,061,373
Utilities - 5.2%
j2 Global	145,747	12,215,056
TOTAL COMMON STOCKS
(Cost $197,624,181)		217,437,013

SHORT-TERM INVESTMENTS - 14.7%
Fidelity Institutional Government Portfolio, Class I, 0.43% ^	17,293,935	17,293,935
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 0.41% ^	17,293,936	17,293,936
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,587,871)		34,587,871

Total Investments - 107.0%
(Cost $232,212,052)		252,024,884
Other Assets and Liabilities, Net - (7.0)%		(16,567,299)
Total Net Assets - 100.0%		$235,457,585

*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$206,053,742	11,383,271	-	$217,437,013
Short-Term Investments	34,587,871	-	-	34,587,871
Total Investments	$240,641,613	11,383,271	-	$252,024,884

Transfers between Levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund transferred one security with a total value of $11,383,271 due to a change in pricing inputs used. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

	Jackson Square All-Cap Growth Fund	Jackson Square Global Growth Fund
Cost of investments	$3,845,716	$6,421,695

Gross unrealized appreciation	190,711	284,989
Gross unrealized depreciation	(97,748)	(116,803)
Net unrealized appreciation	$92,963	$168,186

	Jackson Square Large-Cap Growth Fund	Jackson Square Select 20 Growth Fund
Cost of investments	$158,738,122	$60,212,497

Gross unrealized appreciation	31,475,818	23,816,617
Gross unrealized depreciation	(10,617,036)	(4,149,433)
Net unrealized appreciation	$20,858,782	$19,667,184

Jackson Square SMID-Cap Growth Fund
Cost of investments	$232,212,052

Gross unrealized appreciation	27,360,027
Gross unrealized depreciation	(7,547,195)
Net unrealized appreciation	$19,812,832

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 20, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  March 20, 2017